Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Receipts from other income	$ 2,240	$ 0
Payments for electricity, suppliers and employees	(127,189)	(55,906)
Interest received	4,629	1,520
Interest paid	(75)	(48)
Net cash from/(used in) operating activities (restated)	(113,194)	(54,434)
Cash flows from investing activities
Proceeds from sale of Bitcoin mined (restated)	163,058	75,680
Payments for property, plant and equipment net of computer hardware prepayments	(244,890)	(31,389)
Payments for computer hardware prepayments	(326,061)	(32,626)
Payments for prepayments and deposits	(4,797)	(10,243)
Proceeds from disposal of property, plant and equipment	8,318	0
Net cash from/(used in) investing activities (restated)	(404,372)	1,422
Cash flows from financing activities
Capital raising costs	(2,485)	(747)
Proceeds from loan funded shares	858	0
Proceeds from convertible notes*	311,646	0
Proceeds from share issuances	231,666	74,994
Repayment of lease liabilities	(223)	(133)
Net cash from financing activities	541,462	74,114
Net increase in cash and cash equivalents	23,896	21,102
Cash and cash equivalents at the beginning of the period	404,601	68,894
Effects of exchange rate changes on cash and cash equivalents	(1,224)	311
Cash and cash equivalents at the end of the period	427,273	90,307
AI cloud service revenue
Cash flows from operating activities
Receipts from revenue	$ 7,201	$ 0